Significant Accounting Policies (Summary Of Securities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	$ 8,416,447	$ 5,094,703
Gross unrealized holding gains	(3,707)	(4,929)
Gross unrealized holding losses		857
Amortized cost basis	8,412,740	5,090,631
Accrued interest	15,067	17,676
Amounts shown on balance sheets	8,427,807	5,108,307
Noncurrent [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	4,282,664	4,755,809
Gross unrealized holding gains	(698)	(12,995)
Gross unrealized holding losses	1,405	1,192
Amortized cost basis	4,283,371	4,744,006
Accrued interest	12,086	15,066
Amounts shown on balance sheets	$ 4,295,457	$ 4,759,072